UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

GS Mortgage-Backed Securities Trust 2024-AO1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Manju Madhavan, (212) 902-5268

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: August 2, 2024

GS Mortgage Securities Corp.
(Depositor)

By:	/s/ Manju Madhavan
Name: Manju Madhavan
Title: President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 - Executive Summary/Narrative
Schedule 2 - Rating Agency Grades
Schedule 3 - Exception Grades
Schedule 4 - Valuation Report
Schedule 5 - Supplemental Data
Schedule 6 - ASF
Schedule 7 – Business Purpose
Schedule 8 – Data Compare Summary

99.2	Disclosures required by Rule 15Ga-2 for Wipro Opus Risk Solutions, LLC

Schedule 1 - Executive Summary/Narrative
Schedule 2 - ATR Report
Schedule 3 - Data Compare
Schedule 4 - Exception Report
Schedule 5 - RA Grades Report
Schedule 6 - Supplemental
Schedule 7 - Valuation Report
Schedule 8 – ASF Report

99.3	Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1 - Executive Summary/Narrative
Schedule 2 – Rating Agency Grades
Schedule 3 - Loan Level Exceptions
Schedule 4 - Exception Level
Schedule 5 - Valuation Summary
Schedule 6 - Data Comparison
Schedule 7 - Supplemental Data
Schedule 8 - ASF
Schedule 9 - QM-ATR
Schedule 10 - Business Purpose

99.4	Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners, LLC

Schedule 1 - Executive Summary/Narrative
Schedule 2 - ASF Report
Schedule 3 - Supplemental Data Report
Schedule 4 - Business Purpose Report
Schedule 5 - RA Grades Detail Report
Schedule 6 - RA Grades Summary Report
Schedule 7 - Valuation Report
Schedule 8 - ATR QM report
Schedule 9 - Data Compare Report

99.5	Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services, LLC

Schedule 1 - Executive Summary/Narrative
Schedule 2 - ASF Report
Schedule 3 - Rating Agency Grades
Schedule 4 - Exception Detail
Schedule 5 - Valuation Report
Schedule 6 - Data Compare Report
Schedule 7 – QM ATR Data Report
Schedule 8 - ASF Additional Data Report
Schedule 9 – Business Purpose

99.6	Disclosures required by Rule 15Ga-2 for Incenter LLC d/b/a Edgemac

Schedule 1 - Executive Summary/Narrative
Schedule 2 - Event Grade Summary
Schedule 3 - ASF Data
Schedule 4 - Exception Report
Schedule 5 - Exception Report - Loan
Schedule 6 - Rating Agency Grades
Schedule 7 - Supplemental Data
Schedule 8 - QM ATR
Schedule 9 - Final Tape Compare
Schedule 10 - Valuation Summary

99.7	Disclosures required by Rule 15Ga-2 for Clayton Services, LLC

Schedule 1 - Executive Summary/Narrative
Schedule 2 - ASF Upload
Schedule 3 - Conditions Report and Loan Grades
Schedule 4 - Loan Level Tape Compare
Schedule 5 - non-ATR QM
Schedule 6 - Rating Agency ATR
Schedule 7 - Standard Upload
Schedule 8 - Valuations Summary
Schedule 9 - Waived Conditions

99.8	Disclosures required by Rule 15Ga-2 for Infinity IPS, Inc.

Schedule 1 - Executive Summary/Narrative
Schedule 2 - Rating Agency Grade
Schedule 3 - Loan Level Exception
Schedule 4 - Individual Exception
Schedule 5 - Valuation
Schedule 6 - Data Compare
Schedule 7 - ASF
Schedule 8 - Supplemental Data

99.9	Disclosures required by Rule 15Ga-2 for Covius Real Estate Services, LLC

Schedule 1 - Executive Summary/Narrative
Schedule 2 – ATR QM Report
Schedule 3 - Tape Compare Report
Schedule 4 – Grades Report
Schedule 5 – Data Report
Schedule 6 - Valuation Report
Schedule 7 - Exceptions Report
Schedule 8 – ASF with Supplemental Data Report
Schedule 9 – Business Purpose Supplemental Report

99.10	Disclosures required by Rule 15Ga-2 for Inglet Blair, LLC

Schedule 1 - Executive Summary/Narrative
Schedule 2 – Loan Summary
Schedule 3 - Exception Report
Schedule 4 – Final Grading Summary
Schedule 5 - ASF Extract
Schedule 6 – QM Summary
Schedule 7 – Supplemental Data
Schedule 8 – Client Supplemental
Schedule 9 – Data Comparison
Schedule 10 – Valuation Report

99.11	Disclosures required by Rule 15Ga-2 for Maxwell Diligence Solutions, LLC

Schedule 1 - Executive Summary/Narrative
Schedule 2 - Standard Exceptions Report
Schedule 3 - Grading Report
Schedule 4 - Valuation Report
Schedule 5 - ASF Report
Schedule 6 - Supplemental Data
Schedule 7 - Business Purpose Supplement
Schedule 8 - Data Compare Report

99.12	Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1 - Executive Summary/Narrative
Schedule 2 – Rating Agency Grades Summary Report
Schedule 3 – Standard Findings Report
Schedule 4 – Valuation Report
Schedule 5 – Rating Agency Multi-Valuation Report
Schedule 6 – ASF Report
Schedule 7 - MLS Report
Schedule 8 – Supplemental Data Extract
Schedule 9 – Multi-Property Data Extract Report
Schedule 10 – Business Purpose Supplement Extract Report
Schedule 11 – Data Compare Report